UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2019

Unaudited

Stone Ridge All Asset Variance Risk Premium Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$12,298,434	1.0%

Short-Term Investments	1,223,784,472	106.1%

Liabilities in Excess of Other Assets(1)	(82,410,506)	(7.1%	)
	$1,153,672,400

(1)	Cash, cash equivalents and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - 1.0%
Call Options (a) - 0.0%
CBOE Volatility Index, Expires: 05/01/2019, Strike Price: $13.00		575	$754,400	$12,075
CBOE Volatility Index, Expires: 05/22/2019, Strike Price: $14.00		170	223,040	22,950
CBOE Volatility Index, Expires: 05/22/2019, Strike Price: $14.50		420	551,040	48,300
CBOE Volatility Index, Expires: 06/19/2019, Strike Price: $16.00		260	341,120	41,600

				124,925

Put Options - 0.3%
Russell 2000 Index, Expires: 06/21/2019, Strike Price: $1,540.00		770	122,523,170	1,424,500
S&P 500 Index, Expires: 06/21/2019, Strike Price: $2,800.00		1,550	456,603,650	2,635,000

				4,059,500

	COUNTERPARTY (b)		NOTIONAL AMOUNT	FAIR VALUE
OTC Call Options - 0.7%
Brazilian Real, Expires: 05/17/19, Strike Price: $3.79	A		25,000,000	892,625
Brazilian Real, Expires: 05/17/19, Strike Price: $3.80	A		200,000,000	6,974,788

				7,867,413

OTC Put Options (a) - 0.0%
Brazilian Real, Expires: 05/03/19, Strike Price: $3.84	A		100,000,000	22,920
Brazilian Real, Expires: 05/17/19, Strike Price: $3.79	A		25,000,000	29,651
Mexican Peso, Expires: 05/28/19, Strike Price: $18.25	B		300,000,000	178,965

				231,536

Payer Swaptions (a) - 0.0%
CDX.IG, (1.000%), Quarterly, Expires: 05/15/19, Strike Price: $100.00	B		3,000,000,000	15,060

TOTAL PURCHASED OPTIONS (Cost $22,991,516)				12,298,434

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 106.1%
Money Market Funds - 18.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.33% (c)			32,745,948	32,745,948
First American Government Obligations Fund - Class X - 2.35% (c)			43,744,696	43,744,696
First American Treasury Obligations Fund - Class X - 2.35% (c)			43,744,696	43,744,696
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (c)			43,744,696	43,744,696
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (c)			43,744,696	43,744,696

				207,724,732

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 88.1%
2.407%, 07/18/2019 (d)(e)			$2,000,000	1,989,735
2.491%, 08/15/2019 (d)(e)			189,500,000	188,173,420
2.590%, 09/12/2019 (d)(e)			45,000,000	44,602,606
2.651%, 10/10/2019 (d)(e)			95,000,000	93,986,825
2.703%, 11/07/2019 (d)(e)			412,000,000	406,868,309
2.569%, 12/05/2019 (d)(e)			65,000,000	64,096,663

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 88.1% (continued)
2.608%, 01/02/2020 (d)(e)	$130,000,000	$127,930,183
2.568%, 01/30/2020 (d)(e)	90,000,000	88,411,999

		1,016,059,740

TOTAL SHORT-TERM INVESTMENTS (Cost $1,222,786,599)		1,223,784,472

TOTAL INVESTMENTS (Cost $1,245,778,115) - 107.1%		1,236,082,906

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%		(82,410,506)

TOTAL NET ASSETS - 100.0%		$1,153,672,400

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	See Note 2.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $71.50	235	$16,586,300	$4,700
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $72.00	522	36,842,760	2,610
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $72.50	200	14,116,000	1,000
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $73.00	52	3,670,160	260
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $74.75	50	3,603,000	44,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $75.00	125	9,007,500	102,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $75.25	125	9,007,500	95,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $75.50	170	12,250,200	119,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $75.75	150	10,809,000	96,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $76.00	175	12,610,500	103,250
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $76.25	100	7,206,000	54,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $76.50	213	15,348,780	106,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $76.75	147	10,592,820	66,150
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $77.00	238	17,150,280	99,960
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $77.25	50	3,603,000	19,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $77.50	249	17,942,940	87,150
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $77.75	175	12,610,500	57,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $78.00	225	16,213,500	67,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $78.25	174	12,538,440	48,720
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $78.50	100	7,206,000	26,000
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $131.50	72	5,881,050	5,850
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $132.00	35	2,858,844	1,312
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $132.50	116	9,475,025	2,175
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $133.00	142	11,598,738	887
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $133.50	101	8,249,806	631
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $134.00	94	7,678,038	587
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $134.50	49	4,002,381	306
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $135.00	64	5,227,600	400
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $135.50	10	816,813	62
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $131.50	13	1,061,856	5,931
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $132.00	60	4,900,875	21,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $132.50	54	$4,410,788	$14,512
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $133.00	16	1,306,900	3,300
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $133.50	33	2,695,481	5,156
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $134.00	5	408,406	594
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $134.50	8	653,450	700
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $135.00	10	816,813	625
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $136.00	21	1,715,306	787
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $137.00	20	1,633,625	375
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $75.50	650	48,594,000	9,750
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $76.00	650	48,594,000	3,250
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $76.50	144	10,765,440	720
CBOE Volatility Index, Expires 05/01/2019, Strike Price $15.00	2,500	3,280,000	3,750
CBOE Volatility Index, Expires 05/22/2019, Strike Price $16.00	358	469,696	28,640
CBOE Volatility Index, Expires 05/22/2019, Strike Price $17.00	734	963,008	47,710
CBOE Volatility Index, Expires 05/22/2019, Strike Price $18.00	725	951,200	39,875
CBOE Volatility Index, Expires 05/22/2019, Strike Price $19.00	701	919,712	31,545
CBOE Volatility Index, Expires 05/22/2019, Strike Price $20.00	3,785	4,965,920	151,400
CBOE Volatility Index, Expires 05/22/2019, Strike Price $21.00	1,327	1,741,024	46,445
CBOE Volatility Index, Expires 05/22/2019, Strike Price $22.00	260	341,120	7,800
CBOE Volatility Index, Expires 05/22/2019, Strike Price $23.00	280	367,360	7,700
CBOE Volatility Index, Expires 05/22/2019, Strike Price $24.00	121	158,752	3,328
CBOE Volatility Index, Expires 05/22/2019, Strike Price $25.00	29	38,048	653
CBOE Volatility Index, Expires 05/22/2019, Strike Price $29.00	700	918,400	12,250
CBOE Volatility Index, Expires 06/19/2019, Strike Price $21.00	1,000	1,312,000	75,000
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,300.00	38	896,420	26,220
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,350.00	168	3,963,120	60,480
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,400.00	238	5,614,420	40,460
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,450.00	115	2,712,850	6,900
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,500.00	250	5,897,500	5,000
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,550.00	250	5,897,500	2,500
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,600.00	63	1,486,170	630
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,650.00	25	589,750	250
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,400.00	100	2,359,000	68,000
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,450.00	125	2,948,750	63,750
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,500.00	35	825,650	12,950
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,550.00	179	4,222,610	48,330
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,600.00	159	3,750,810	31,800
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,650.00	192	4,529,280	28,800
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,700.00	114	2,689,260	12,540
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,750.00	51	1,203,090	3,570
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,800.00	25	589,750	1,250
Cocoa Future, July 2019 Settlement, Expires 06/28/2019, Strike Price GBP 1,750.00	200	4,691,799	247,760
Cocoa Future, July 2019 Settlement, Expires 06/28/2019, Strike Price GBP 1,800.00	250	5,864,749	224,940
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $95.00	117	4,086,956	48,701
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $97.50	71	2,480,119	14,378
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $100.00	278	9,710,888	27,105
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $102.50	452	15,788,925	20,340
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $92.50	100	3,493,125	147,750
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $100.00	115	4,017,094	64,256
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $102.50	15	523,969	5,963
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $105.00	162	5,658,863	46,170
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $107.50	46	1,606,838	9,488
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $110.00	75	2,619,844	11,250
Coffee ‘C’ Future, September 2019 Settlement, Expires 07/12/2019, Strike Price $105.00	50	1,746,563	42,872
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,425.00	25	351,750	8,000
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,450.00	225	3,165,750	54,000
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,475.00	235	3,306,450	44,650
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,500.00	100	1,407,000	14,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,550.00	135	$1,899,450	$12,150
Corn Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $365.00	100	1,812,500	10,000
Corn Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $375.00	50	906,250	937
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $360.00	50	906,250	19,375
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $365.00	50	906,250	13,437
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $370.00	250	4,531,250	45,312
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $375.00	273	4,948,125	32,419
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $380.00	1,097	19,883,125	89,131
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $385.00	870	15,768,750	48,937
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $390.00	593	10,748,125	22,237
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $395.00	548	9,932,500	13,700
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $400.00	660	11,962,500	12,375
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $405.00	315	5,709,375	3,937
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $410.00	161	2,918,125	1,006
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $360.00	142	2,573,750	87,862
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $375.00	102	1,848,750	34,425
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $380.00	115	2,084,375	30,906
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $385.00	153	2,773,125	32,512
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $390.00	316	5,727,500	53,325
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $395.00	102	1,848,750	12,123
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $400.00	223	4,041,875	22,300
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $405.00	224	4,060,000	19,600
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $410.00	158	2,863,750	10,862
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $415.00	105	1,903,125	5,906
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $420.00	144	2,610,000	6,300
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $425.00	95	1,721,875	3,562
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $76.00	185	7,102,150	212,750
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $77.00	19	729,410	17,805
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $78.00	145	5,566,550	101,500
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $79.00	377	14,473,030	201,695
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $80.00	650	24,953,500	263,250
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $81.00	460	17,659,400	140,300
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $82.00	403	15,471,170	94,705
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $83.00	180	6,910,200	32,400
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $84.00	168	6,449,520	22,680
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $85.00	137	5,259,430	14,385
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $86.00	66	2,533,740	5,610
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $87.00	74	2,840,860	4,810
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $88.00	193	7,409,270	10,615
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $89.00	12	460,680	540
Cotton Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $77.00	150	5,676,750	171,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $65.50	27	1,725,570	17,550
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $66.00	174	11,120,340	88,740
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $66.50	148	9,458,680	57,720
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $67.00	500	31,955,000	150,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $67.50	500	31,955,000	120,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $68.00	500	31,955,000	90,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $68.50	155	9,906,050	21,700
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $69.00	227	14,507,570	24,970
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $69.50	248	15,849,680	22,320
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $70.00	368	23,518,880	25,760
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $70.50	121	7,733,110	7,260
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $71.00	90	5,751,900	3,600
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $71.50	76	4,857,160	3,040
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $72.00	139	8,883,490	4,170
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.135	74	10,424,750	5,550
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.138	30	4,226,250	1,313
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.140	125	17,609,375	3,125

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.143	181	$25,498,375	$3,394
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.145	51	7,184,625	638
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.155	1	140,875	6
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.130	10	1,408,750	7,875
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.135	25	3,521,875	13,750
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.140	25	3,521,875	9,375
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.145	25	3,521,875	6,250
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,300.00	15	1,928,550	7,467
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,305.00	75	9,642,750	33,750
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,310.00	175	22,499,750	63,000
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,315.00	183	23,528,310	51,240
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,320.00	212	27,256,840	46,640
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,325.00	175	22,499,750	29,750
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,330.00	150	19,285,500	21,000
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,335.00	50	6,428,500	5,500
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $303.00	25	1,815,000	5,625
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $304.00	50	3,630,000	10,000
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $305.00	25	1,815,000	4,375
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $306.00	50	3,630,000	8,125
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $307.00	25	1,815,000	3,438
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $308.00	25	1,815,000	3,125
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $90.25	92	10,361,500	19,550
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $90.50	61	6,870,125	7,625
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $91.00	100	11,262,500	5,625
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $91.25	96	10,812,000	3,600
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $91.50	115	12,951,875	3,594
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $91.75	25	2,815,625	469
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $92.00	30	3,378,750	562
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $92.50	50	5,631,250	312
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $76.00	1	33,720	3,390
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $77.00	25	843,000	75,250
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $78.00	20	674,400	52,800
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $79.00	20	674,400	45,600
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $92.00	53	1,787,160	4,240
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $93.00	49	1,652,280	2,940
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $94.00	35	1,180,200	1,750
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $95.00	44	1,483,680	1,760
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $96.00	25	843,000	750
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $97.00	11	370,920	220
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $98.00	2	67,440	40
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $103.00	25	882,300	8,750
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $104.00	70	2,470,440	21,700
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $105.00	35	1,235,220	9,450
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $106.00	25	882,300	6,000
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $107.00	25	882,300	5,250
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $108.00	25	882,300	5,430
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $110.00	3	105,876	450
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $112.00	75	2,646,900	8,250
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $113.00	75	2,646,900	7,500
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $114.00	31	1,094,052	2,790
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $115.00	149	5,258,508	11,920
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $116.00	116	4,093,872	9,280
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $117.00	108	3,811,536	7,560
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $118.00	128	4,517,376	7,680
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $119.00	258	9,105,336	15,480
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $120.00	300	10,587,600	15,000
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $121.00	201	7,093,692	8,040
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $122.00	224	7,905,408	8,960

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $123.00	47	$1,658,724	$1,880
Lean Hogs Future, July 2019 Settlement, Expires 07/15/2019, Strike Price $126.00	50	1,847,600	11,000
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $122.00	300	13,710,000	3,000
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $123.00	300	13,710,000	3,000
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $124.00	138	6,306,600	1,380
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $126.00	35	1,599,500	350
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $120.00	25	1,142,500	4,750
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $122.00	50	2,285,000	6,000
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $123.00	25	1,142,500	2,500
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $124.00	184	8,408,800	14,720
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $125.00	160	7,312,000	11,200
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $126.00	141	6,443,700	8,460
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $127.00	85	3,884,500	4,250
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $128.00	172	7,860,400	8,600
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $129.00	95	4,341,500	3,800
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $131.00	50	2,285,000	1,500
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.50	700	18,060,000	766,500
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.60	100	2,580,000	52,500
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.65	100	2,580,000	43,678
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.75	725	18,705,000	90,625
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.85	960	24,768,000	43,200
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.90	1,000	25,800,000	28,000
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.95	664	17,131,200	12,616
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.00	1,200	30,960,000	16,800
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.05	202	5,211,600	2,222
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.10	120	3,096,000	960
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.15	40	1,032,000	240
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.20	50	1,290,000	200
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $3.25	107	2,760,600	321
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.60	100	2,620,000	101,600
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.65	50	1,310,000	38,650
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.70	275	7,205,000	158,125
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.75	588	15,405,600	246,372
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.80	323	8,462,600	96,577
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.85	153	4,008,600	32,130
Russell 2000 Index, Expires 06/21/2019, Strike Price $1,540.00	770	122,523,170	5,771,150
S&P 500 Index, Expires 06/21/2019, Strike Price $2,800.00	1,550	456,603,650	25,830,750
Short-Dated New Crop Soybean Future, November 2019 Settlement, Expires 05/24/2019, Strike Price $940.00	10	437,375	125
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.65	25	1,872,500	5,500
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.70	40	2,996,000	7,800
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.75	41	3,070,900	7,175
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.80	38	2,846,200	5,890
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.85	60	4,494,000	8,400
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.90	25	1,872,500	3,125
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $15.95	31	2,321,900	3,410
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $870.00	152	6,490,400	45,574
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $880.00	100	4,270,000	16,250
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $900.00	15	640,500	844
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $910.00	63	2,690,100	2,363
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $930.00	500	21,350,000	9,375
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $940.00	500	21,350,000	9,375
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $950.00	500	21,350,000	6,250
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $960.00	342	14,603,400	4,275
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $970.00	97	4,141,900	606
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $1,000.00	21	896,700	131
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $860.00	150	6,405,000	118,125
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $880.00	500	21,350,000	215,625

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $890.00	380	$16,226,000	$118,750
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $900.00	374	15,969,800	84,150
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $910.00	117	4,995,900	19,013
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $920.00	175	7,472,500	20,781
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $305.00	152	4,561,520	34,282
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $310.00	300	9,003,000	34,500
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $315.00	182	5,461,820	10,920
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $320.00	100	3,001,000	3,500
Soybean Meal Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $310.00	61	1,830,610	19,215
Soybean Meal Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $315.00	5	150,050	1,011
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $12.75	75	1,036,560	6,720
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $13.00	336	4,643,789	15,053
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $13.25	250	3,455,200	5,600
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $13.50	318	4,395,014	3,562
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $13.75	357	4,934,026	3,998
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $14.00	366	5,058,413	4,099
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $14.25	166	2,294,253	1,859
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $14.50	100	1,382,080	1,120
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $14.75	100	1,382,080	1,120
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $15.00	25	345,520	280
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $15.25	1	13,821	11
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $12.75	100	1,382,080	26,880
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $13.00	600	8,292,480	114,240
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $13.25	300	4,146,240	40,320
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $13.50	700	9,674,560	70,560
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $13.75	230	3,178,784	18,032
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $14.00	560	7,739,648	31,360
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $14.25	471	6,509,597	21,101
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $14.50	873	12,065,558	29,333
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $14.75	125	1,727,600	2,800
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $123.50	91	11,253,970	48,344
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $124.00	259	32,030,530	76,891
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $124.25	156	19,292,520	34,125
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $124.50	196	24,239,320	30,625
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $124.75	53	6,554,510	6,229
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $125.00	177	21,889,590	16,594
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $125.50	25	3,091,750	1,562
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $126.00	75	9,246,000	9,375
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $148.00	417	61,494,990	254,109
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $148.50	332	48,960,040	150,438
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $149.00	195	28,756,650	63,984
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $149.50	120	17,696,400	28,125
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $150.00	284	41,881,480	48,813
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $150.50	24	3,539,280	3,375

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $151.00	100	$14,747,000	$10,938
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $151.00	25	3,656,500	6,250
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $152.00	25	3,656,500	4,297
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $460.00	378	8,103,375	40,163
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $465.00	388	8,317,750	31,525
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $470.00	339	7,267,313	19,069
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $475.00	97	2,079,438	4,244
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $480.00	78	1,672,125	2,438
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $490.00	71	1,522,063	1,331
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $495.00	125	2,679,688	1,563
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $500.00	198	4,244,625	2,475
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $505.00	262	5,616,625	1,638
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $510.00	239	5,123,563	1,494
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $515.00	287	6,152,563	1,794
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $520.00	130	2,786,875	813
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $525.00	17	364,438	106
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $530.00	38	814,625	238
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $440.00	100	2,143,750	58,125
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $480.00	180	3,858,750	30,375
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $485.00	150	3,215,625	21,563
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $490.00	126	2,701,125	15,750
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $495.00	43	921,813	4,652
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $500.00	54	1,157,625	5,403

TOTAL CALL OPTIONS (Premiums Received $34,934,911)			42,163,825

PUT OPTIONS
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $68.50	63	4,446,540	315
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $69.00	332	23,432,560	3,320
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $69.50	550	38,819,000	11,000
Australian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $70.00	307	21,668,060	21,490
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $63.00	25	1,801,500	5,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $63.50	50	3,603,000	13,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $63.75	53	3,819,180	14,310
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $64.00	113	8,142,780	31,640
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $64.25	25	1,801,500	7,250
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $64.50	85	6,125,100	26,350
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $64.75	50	3,603,000	16,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $65.00	108	7,782,480	36,720
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $65.25	99	7,133,940	35,640
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $65.50	123	8,863,380	46,740
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $65.75	74	5,332,440	30,340
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $66.00	50	3,603,000	21,422
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $66.25	99	7,133,940	44,550
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $66.50	175	12,610,500	84,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $66.75	125	9,007,500	63,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $67.00	125	9,007,500	67,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $67.25	150	10,809,000	87,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $67.50	125	9,007,500	76,250
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $67.75	50	3,603,000	32,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $68.00	25	1,801,500	17,250
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $68.25	75	5,404,500	54,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $68.50	50	3,603,000	39,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $68.75	50	3,603,000	41,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $69.00	50	3,603,000	44,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $69.25	25	$1,801,500	$23,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $70.00	100	7,206,000	115,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $70.25	100	7,206,000	123,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $70.50	125	9,007,500	163,750
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $70.75	125	9,007,500	175,000
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $71.00	125	9,007,500	187,500
Brent Crude Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $71.25	25	1,801,500	40,000
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $124.50	10	816,813	62
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $125.50	8	653,450	50
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $126.00	32	2,613,800	200
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $126.50	16	1,306,900	100
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $127.00	31	2,532,119	194
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $127.50	73	5,962,731	456
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $128.00	131	10,700,244	1,637
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $128.50	137	11,190,331	1,712
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $129.00	149	12,170,506	3,725
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $129.50	130	10,618,563	6,500
British Pound Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $130.00	30	2,450,438	3,000
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $124.00	1	81,681	19
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $126.50	6	490,088	450
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $127.00	16	1,306,900	1,600
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $127.50	15	1,225,219	1,969
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $128.00	32	2,613,800	5,600
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $128.50	56	4,574,150	12,600
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $129.00	55	4,492,469	16,156
British Pound Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $129.50	22	1,796,988	8,387
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $73.00	60	4,485,600	300
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $73.50	282	21,082,320	1,410
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $74.00	650	48,594,000	9,750
Canadian Dollar Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $74.50	298	22,278,480	26,820
CBOE Volatility Index, Expires 05/01/2019, Strike Price $13.00	575	754,400	14,663
CBOE Volatility Index, Expires 05/22/2019, Strike Price $14.00	170	223,040	15,725
CBOE Volatility Index, Expires 05/22/2019, Strike Price $14.50	420	551,040	52,500
CBOE Volatility Index, Expires 06/19/2019, Strike Price $16.00	260	341,120	48,100
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,100.00	138	3,255,420	1,380
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,150.00	101	2,382,590	1,010
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,200.00	139	3,279,010	1,390
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,250.00	190	4,482,100	5,700
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,300.00	213	5,024,670	21,300
Cocoa Future, July 2019 Settlement, Expires 05/03/2019, Strike Price $2,350.00	82	1,934,380	22,140
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,100.00	4	94,360	320
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,150.00	99	2,335,410	14,850
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,200.00	172	4,057,480	41,280
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,250.00	250	5,897,500	97,500
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,300.00	250	5,897,500	142,500
Cocoa Future, July 2019 Settlement, Expires 06/07/2019, Strike Price $2,350.00	100	2,359,000	81,000
Cocoa Future, July 2019 Settlement, Expires 06/28/2019, Strike Price GBP 1,700.00	250	5,864,749	91,280
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $85.00	49	1,711,631	1,286
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $87.50	161	5,623,931	13,282
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $90.00	468	16,347,825	108,810
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $92.50	449	15,684,131	252,563
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $95.00	154	5,379,413	170,940
Coffee ‘C’ Future, July 2019 Settlement, Expires 05/10/2019, Strike Price $97.50	101	3,528,056	185,209
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $80.00	240	8,383,500	22,500
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $82.50	4	139,725	690
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $85.00	41	1,432,181	12,454
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $87.50	227	7,929,394	116,621
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $90.00	104	3,632,850	85,020

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $92.50	400	$13,972,500	$493,500
Coffee ‘C’ Future, July 2019 Settlement, Expires 06/13/2019, Strike Price $95.00	50	1,746,563	88,688
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,325.00	20	281,400	2,000
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,350.00	337	4,741,590	53,920
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,375.00	140	1,969,800	33,600
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,400.00	1	14,070	350
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,425.00	12	168,840	6,000
Coffee Robusta Future, July 2019 Settlement, Expires 06/19/2019, Strike Price $1,450.00	12	168,840	8,040
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $340.00	25	453,125	713
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $345.00	159	2,881,875	6,956
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $350.00	835	15,134,375	78,281
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $355.00	1,167	21,151,875	189,637
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $360.00	1,008	18,270,000	264,600
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $365.00	887	16,076,875	349,256
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $370.00	1,546	28,021,250	859,962
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $375.00	1,477	26,770,625	1,098,519
Corn Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $380.00	232	4,205,000	221,850
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $335.00	1	18,125	97
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $340.00	287	5,201,875	35,875
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $345.00	214	3,878,750	40,125
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $350.00	391	7,086,875	105,081
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $355.00	214	3,878,750	78,912
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $360.00	186	3,371,250	91,837
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $365.00	63	1,141,875	40,162
Corn Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $370.00	50	906,250	39,687
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $69.00	31	1,190,090	1,705
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $70.00	146	5,604,940	11,680
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $71.00	123	4,721,970	15,375
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $72.00	133	5,105,870	24,605
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $73.00	195	7,486,050	53,625
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $74.00	478	18,350,420	188,810
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $75.00	1,078	41,384,420	598,290
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $76.00	465	17,851,350	353,400
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $77.00	630	24,185,700	636,300
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $78.00	476	18,273,640	623,560
Cotton Future, July 2019 Settlement, Expires 06/14/2019, Strike Price $79.00	223	8,560,970	366,835
Cotton Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $72.00	100	3,784,500	63,500
Cotton Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $77.00	150	5,676,750	269,250
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $57.50	77	4,921,070	11,550
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $58.00	310	19,812,100	55,800
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $58.50	228	14,571,480	45,600
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $59.00	261	16,680,510	62,640
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $59.50	341	21,793,310	95,480
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $60.00	500	31,955,000	165,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $60.50	375	23,966,250	150,000
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $61.00	234	14,954,940	109,980
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $61.50	180	11,503,800	100,800
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $62.00	224	14,315,840	150,080
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $62.50	147	9,394,770	117,600
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $63.00	402	25,691,820	385,920
Crude Oil Future, June 2019 Settlement, Expires 05/16/2019, Strike Price $63.50	46	2,939,860	52,900
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.118	15	2,113,125	1,125
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.120	56	7,889,000	6,300
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.123	108	15,214,500	20,250
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.125	185	26,061,875	53,188
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.128	146	20,567,750	62,050
Euro FX Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $1.130	10	1,408,750	6,250
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.090	25	3,521,875	1,875

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.095	25	$3,521,875	$2,500
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.100	25	3,521,875	3,750
Euro FX Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $1.105	35	4,930,625	7,875
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,240.00	75	9,642,750	6,750
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,245.00	125	16,071,250	15,000
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,250.00	250	32,142,500	40,000
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,255.00	235	30,213,950	49,350
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,260.00	275	35,356,750	77,000
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,265.00	205	26,356,850	77,900
Gold Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $1,270.00	87	11,185,590	43,500
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $270.00	50	3,630,000	3,750
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $271.00	75	5,445,000	6,562
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $272.00	50	3,630,000	4,375
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $273.00	50	3,630,000	5,000
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $274.00	75	5,445,000	8,437
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $275.00	25	1,815,000	3,125
HG Copper Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $279.00	25	1,815,000	6,507
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $89.00	98	11,037,250	1,225
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $89.25	143	16,105,375	3,575
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $89.50	100	11,262,500	5,625
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $89.75	71	7,996,375	7,987
Japanese Yen Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $90.00	57	6,419,625	12,825
Japanese Yen Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $88.00	14	1,576,750	1,050
Japanese Yen Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $88.50	25	2,815,625	3,437
Japanese Yen Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $89.00	86	9,685,750	21,500
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $69.00	37	124,764	370
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $75.00	50	168,600	2,500
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $76.00	72	242,784	5,040
Lean Hogs Future, May 2019 Settlement, Expires 05/14/2019, Strike Price $77.00	25	84,300	2,250
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $75.00	6	21,175	1,860
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $76.00	64	225,869	23,040
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $77.00	47	165,872	19,740
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $78.00	184	649,373	90,160
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $79.00	125	441,150	71,250
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $80.00	237	836,420	156,420
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $81.00	210	741,132	159,600
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $82.00	300	1,058,760	261,000
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $83.00	300	1,058,760	300,000
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $84.00	300	1,058,760	342,000
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $85.00	204	719,957	263,160
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $86.00	163	575,260	237,980
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $87.00	71	250,573	116,440
Lean Hogs Future, June 2019 Settlement, Expires 06/14/2019, Strike Price $88.00	23	81,172	42,320
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $115.00	141	6,443,700	60,630
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $116.00	88	4,021,600	66,000
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $117.00	267	12,201,900	299,040
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $118.00	300	13,710,000	453,000
Live Cattle Future, June 2019 Settlement, Expires 05/03/2019, Strike Price $119.00	229	10,465,300	435,100
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $110.00	1	45,700	320
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $111.00	32	1,462,400	12,800
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $112.00	50	2,285,000	25,500
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $113.00	121	5,529,700	77,440
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $114.00	275	12,567,500	220,000
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $115.00	137	6,260,900	137,000
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $116.00	246	11,242,200	302,580
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $117.00	176	8,043,200	265,760
Live Cattle Future, June 2019 Settlement, Expires 06/07/2019, Strike Price $118.00	52	2,376,400	94,120
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $6,875.00	4	3,112,584	1,130

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $6,900.00	5	$3,890,730	$1,512
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $6,925.00	9	7,003,314	2,948
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $6,950.00	12	9,337,752	4,200
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $6,975.00	18	14,006,628	6,750
NASDAQ 100 Stock Index, Expires 05/17/2019, Strike Price $7,000.00	14	10,894,044	5,670
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.35	65	1,677,000	5,330
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.40	175	4,515,000	23,625
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.45	653	16,847,400	142,354
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.50	1,229	31,708,200	425,234
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.55	506	13,054,800	267,168
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.60	1,100	28,380,000	851,400
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.65	1,061	27,373,800	1,154,368
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.70	1,100	28,380,000	1,602,700
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.75	851	21,955,800	1,593,072
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.80	1,037	26,754,600	2,405,840
Natural Gas Future, June 2019 Settlement, Expires 05/28/2019, Strike Price $2.85	40	1,032,000	111,560
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.40	125	3,275,000	29,750
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.45	325	8,515,000	108,875
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.50	600	15,720,000	279,600
Natural Gas Future, July 2019 Settlement, Expires 06/25/2019, Strike Price $2.60	25	655,000	21,150
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,510.00	50	7,956,050	1,125
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,515.00	57	9,069,897	1,425
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,520.00	100	15,912,100	2,750
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,525.00	150	23,868,150	4,875
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,530.00	250	39,780,250	10,000
Russell 2000 Index, Expires 05/03/2019, Strike Price $1,535.00	109	17,344,189	5,723
S&P 500 Index, Expires 05/01/2019, Strike Price $2,845.00	150	44,187,450	1,125
S&P 500 Index, Expires 05/01/2019, Strike Price $2,850.00	250	73,645,750	3,125
S&P 500 Index, Expires 05/01/2019, Strike Price $2,855.00	250	73,645,750	2,500
S&P 500 Index, Expires 05/01/2019, Strike Price $2,860.00	300	88,374,900	3,750
S&P 500 Index, Expires 05/01/2019, Strike Price $2,865.00	250	73,645,750	3,750
S&P 500 Index, Expires 05/01/2019, Strike Price $2,870.00	350	103,104,050	5,250
S&P 500 Index, Expires 05/01/2019, Strike Price $2,875.00	23	6,775,409	460
Short-Dated New Crop Soybean Future, November 2019 Settlement, Expires 05/24/2019, Strike Price $940.00	10	437,375	32,688
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.25	25	1,872,500	3,125
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.30	75	5,617,500	11,250
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.35	100	7,490,000	17,500
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.40	100	7,490,000	20,500
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.45	75	5,617,500	18,000
Silver Future, July 2019 Settlement, Expires 05/28/2019, Strike Price $14.50	27	2,022,300	7,695
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $810.00	55	2,348,500	4,407
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $820.00	72	3,074,400	7,942
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $830.00	225	9,607,500	46,406
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $840.00	488	20,837,600	161,650
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $850.00	380	16,226,000	192,375
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $860.00	193	8,241,100	144,750
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $870.00	348	14,859,600	374,100
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $880.00	600	25,620,000	873,750
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $890.00	500	21,350,000	946,875
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $900.00	485	20,709,500	1,142,781
Soybean Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $910.00	18	768,600	50,963
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $790.00	34	1,451,800	4,658
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $800.00	62	2,647,400	11,125
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $810.00	58	2,476,600	13,142
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $820.00	33	1,409,100	7,748
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $830.00	75	3,202,500	35,625
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $840.00	406	17,336,200	256,288

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $850.00	150	$6,405,000	$125,625
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $860.00	222	9,479,400	241,425
Soybean Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $870.00	50	2,135,000	69,375
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $290.00	81	2,430,810	8,100
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $295.00	300	9,003,000	61,500
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $300.00	300	9,003,000	121,500
Soybean Meal Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $305.00	141	4,231,410	100,110
Soybean Meal Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $285.00	53	1,590,530	7,606
Soybean Meal Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $290.00	89	2,670,890	23,243
Soybean Meal Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $295.00	18	540,180	7,091
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $11.25	25	345,520	280
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $11.50	165	2,280,432	3,696
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $11.75	500	6,910,400	22,400
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $12.00	900	12,438,720	90,720
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $12.25	225	3,109,680	45,360
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $12.50	100	1,382,080	35,840
Sugar Future, July 2019 Settlement, Expires 05/15/2019, Strike Price $12.75	100	1,382,080	54,880
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $11.00	25	345,520	840
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $11.25	101	1,395,901	5,656
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $11.50	295	4,077,136	29,736
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $11.75	375	5,182,800	63,000
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $12.00	695	9,605,456	179,032
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $12.25	300	4,146,240	117,600
Sugar Future, July 2019 Settlement, Expires 06/17/2019, Strike Price $12.50	125	1,727,600	67,200
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $121.50	60	7,420,200	1,875
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $122.00	170	21,023,900	7,969
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $122.50	290	35,864,300	27,188
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $122.75	93	11,501,310	11,625
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $123.00	650	80,385,500	121,875
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $123.25	22	2,720,740	5,809
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $143.00	14	2,064,580	656
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $144.00	58	8,553,260	4,531
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $144.50	1	147,470	109
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $145.00	286	42,176,420	49,156
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $145.50	155	22,857,850	36,328
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $146.00	484	71,375,480	158,813
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 05/24/2019, Strike Price $146.50	138	20,350,860	62,531
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $143.00	25	3,670,250	5,469
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $144.00	25	3,670,250	8,984
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 06/21/2019, Strike Price $145.00	100	14,681,000	57,813
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $400.00	20	428,750	1,946
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $405.00	63	1,350,563	8,663

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $410.00		234	$5,016,375	$43,875
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $415.00		365	7,824,688	91,250
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $420.00		500	10,718,750	168,750
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $425.00		500	10,718,750	218,750
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $430.00		423	9,068,063	237,938
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $435.00		500	10,718,750	353,125
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $440.00		500	10,718,750	434,375
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $445.00		500	10,718,750	525,000
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $450.00		500	10,718,750	621,875
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $455.00		500	10,718,750	725,000
Wheat Future, July 2019 Settlement, Expires 05/24/2019, Strike Price $460.00		104	2,229,500	172,900
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $380.00		7	150,063	637
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $415.00		175	3,751,563	85,313
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $420.00		125	2,679,688	74,219
Wheat Future, July 2019 Settlement, Expires 06/21/2019, Strike Price $425.00		25	535,938	17,656

TOTAL PUT OPTIONS (Premiums Received $24,086,263)				36,838,298

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 05/17/2019, Strike Price $3.79	A	25,000,000	25,000,000	892,625
Indian Rupee, Expires 05/23/2019, Strike Price $70.50	A	50,000,000	50,000,000	220,681
Indian Rupee, Expires 05/24/2019, Strike Price $71.00	A	50,000,000	50,000,000	154,648
Indian Rupee, Expires 07/04/2019, Strike Price $69.92	A	100,000,000	100,000,000	1,556,485
Mexican Peso, Expires 05/03/2019, Strike Price $20.00	B	200,000,000	200,000,000	28
Norwegian Krone, Expires 05/07/2019, Strike Price EUR 9.68	C	100,000	112,160	276
Norwegian Krone, Expires 05/09/2019, Strike Price EUR 9.70	B	50,000,000	56,080,217	119,904
Norwegian Krone, Expires 05/10/2019, Strike Price EUR 9.65	B	150,000,000	168,240,651	910,677
Norwegian Krone, Expires 05/10/2019, Strike Price EUR 9.70	B	50,000,000	56,080,217	139,208
Polish Zloty, Expires 05/24/2019, Strike Price $3.82	C	50,000,000	50,000,000	290,846
Polish Zloty, Expires 05/24/2019, Strike Price $3.83	C	25,000,000	25,000,000	120,523
South African Rand, Expires 05/10/2019, Strike Price $14.60	B	100,000,000	100,000,000	300,341
South Korean Won, Expires 05/10/2019, Strike Price $1,150.00	A	50,000,000	50,000,000	632,222
Swedish Krona, Expires 05/01/2019, Strike Price EUR 10.53	B	100,000,000	112,160,434	1,272,816
Swedish Krona, Expires 05/15/2019, Strike Price NOK 1.10	B	750,000,000	86,931,828	391,304

TOTAL OTC CALL OPTIONS (Premiums Received $7,963,401)				7,002,584

OTC PUT OPTIONS
Brazilian Real, Expires 05/03/2019, Strike Price $3.90	A	100,000,000	100,000,000	241,742
Brazilian Real, Expires 05/17/2019, Strike Price $3.79	A	25,000,000	25,000,000	29,651
Brazilian Real, Expires 05/17/2019, Strike Price $3.80	A	300,000,000	300,000,000	381,126
Norwegian Krone, Expires 05/07/2019, Strike Price EUR 9.68	C	100,000	112,160	276
Swedish Krona, Expires 05/03/2019, Expires 05/03/2019, Strike Price EUR 10.49	B	40,000,000	44,864,174	198
Swedish Krona, Expires 05/20/2019, Expires 05/20/2019, Strike Price NOK 1.09	B	500,000,000	57,954,552	168,498
Turkish Lira, Expires 05/07/2019, Expires 05/07/2019, Strike Price $5.75	B	100,000,000	100,000,000	19,320

TOTAL OTC PUT OPTIONS (Premiums Received $6,201,726)				840,811

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires: 05/15/2019, Strike Price: $103.00	B	100,000,000	100,000,000	24,749
CDX.HY, (5.000%), Quarterly, Expires: 05/15/2019, Strike Price: $105.00	B	100,000,000	100,000,000	35,172
CDX.HY, (5.000%), Quarterly, Expires: 05/15/2019, Strike Price: $105.00	C	500,000,000	500,000,000	175,860
CDX.HY, (5.000%), Quarterly, Expires: 06/19/2019, Strike Price: $102.50	D	150,000,000	150,000,000	145,445
CDX.HY, (5.000%), Quarterly, Expires: 06/19/2019, Strike Price: $105.50	E	300,000,000	300,000,000	830,628

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
CDX.HY, (5.000%), Quarterly, Expires: 06/19/2019, Strike Price: $106.00	E	150,000,000	$150,000,000	$537,311
CDX.HY, (5.000%), Quarterly, Expires: 06/19/2019, Strike Price: $106.50	A	100,000,000	100,000,000	473,466
CDX.IG, (1.000%), Quarterly, Expires: 05/15/2019, Strike Price: $62.50	A	500,000,000	500,000,000	138,800
CDX.IG, (1.000%), Quarterly, Expires: 05/15/2019, Strike Price: $62.50	F	500,000,000	500,000,000	138,800
CDX.IG, (1.000%), Quarterly, Expires: 05/15/2019, Strike Price: $65.00	C	500,000,000	500,000,000	78,315
CDX.IG, (1.000%), Quarterly, Expires: 05/15/2019, Strike Price: $67.50	C	400,000,000	400,000,000	18,212
CDX.IG, (1.000%), Quarterly, Expires: 05/15/2019, Strike Price: $85.00	C	600,000,000	600,000,000	15,732
CDX.IG, (1.000%), Quarterly, Expires: 06/19/2019, Strike Price: $60.00	A	500,000,000	500,000,000	753,060
CDX.IG, (1.000%), Quarterly, Expires: 06/19/2019, Strike Price: $65.00	B	1,000,000,000	1,000,000,000	860,100

TOTAL PAYER SWAPTIONS (Premiums Received $6,103,500)				4,225,650

RECEIVER SWAPTIONS
CDX.HY, 5.000%, Quarterly, Expires: 06/19/2019, Strike Price: $107.00	E	200,000,000	200,000,000	1,171,174
CDX.IG, 1.000%, Quarterly, Expires: 05/15/2019, Strike Price: $55.00	D	500,000,000	500,000,000	110,505

TOTAL RECEIVER SWAPTIONS (Premiums Received $1,436,500)				1,281,679

TOTAL WRITTEN OPTIONS (Premiums Received $80,726,301)				$92,352,847

(a)	See Note 2.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, June 2019 Settlement	120	$8,469,600	$(49,664)
Brent Crude, July 2019 Settlement	70	5,044,200	(71,700)
British Pound, June 2019 Settlement	92	7,514,675	(75,882)
Canadian Dollar, June 2019 Settlement	195	14,577,225	(99,442)
Cocoa, July 2019 Settlement	58	1,368,220	(64,454)
Coffee ‘C’, July 2019 Settlement	622	21,727,238	(511,500)
Corn, July 2019 Settlement	2,956	53,577,500	15,648
Cotton No. 2, July 2019 Settlement	444	17,045,160	216,710
Cotton No. 2, December 2019 Settlement	24	908,280	13,210
Euro FX, June 2019 Settlement	296	41,686,050	(233,426)
Globex Natural Gas, June 2019 Settlement	75	1,931,250	(16,931)
Japanese Yen, June 2019 Settlement	73	8,221,169	(62,311)
Lean Hogs, June 2019 Settlement	553	19,515,370	448,750
Live Cattle, June 2019 Settlement	1,441	65,853,700	1,139,038
NASDAQ 100 E-mini Index, June 2019 Settlement	12	1,872,000	(45,850)
Natural Gas, June 2019 Settlement	3,340	86,005,000	1,577,828
Soybean, July 2019 Settlement	1,199	51,197,300	846,340
U.S. Treasury 10-Year Note, June 2019 Settlement	88	10,883,125	(59,241)
U.S. Treasury Long Bond, June 2019 Settlement	31	4,571,531	(14,574)
Wheat, July 2019 Settlement	1,298	27,825,875	358,366
WTI Crude, June 2019 Settlement	91	5,815,810	(85,464)

TOTAL FUTURES CONTRACTS SOLD		$455,610,278	$3,225,451

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
CBOE Volatility Index, May 2019 Settlement	88	$1,269,400	$(9,107)
Cocoa, July 2019 Settlement	121	2,838,538	6,243
Coffee Robusta, July 2019 Settlement	3	42,210	205
Globex Natural Gas, July 2019 Settlement	43	1,125,310	(5,501)
Gold 100 Oz., June 2019 Settlement	17	2,185,690	(66,845)
Lean Hogs, May 2019 Settlement	66	2,225,520	(162,413)
Russell 2000 E-mini Index, June 2019 Settlement	1,439	114,702,690	4,579,377
S&P 500 E-mini Index, June 2019 Settlement	3,037	447,729,725	17,100,012
Soybean Meal, July 2019 Settlement	82	2,460,820	(30,563)
Sugar No. 11, July 2019 Settlement	210	2,902,368	(88,377)

TOTAL FUTURES CONTRACTS PURCHASED		$577,482,271	$21,323,031

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
A	5/03/2019	Brazilian Real	99,320,000	U.S. Dollar	25,000,000	$174,258
A	5/07/2019	Brazilian Real	90,089,997	U.S. Dollar	22,900,000	61,588
A	5/21/2019	Brazilian Real	847,511,193	U.S. Dollar	219,800,000	(4,024,543)
B	5/13/2019	Euro	23,000,000	Norwegian Krone	222,991,900	(34,772)
B	5/14/2019	Euro	126,200,000	Norwegian Krone	1,222,929,220	(112,363)
B	5/03/2019	Euro	88,000,000	Swedish Krona	930,297,000	746,861
B	5/07/2019	Mexican Peso	1,045,765,000	U.S. Dollar	55,000,000	119,929
C	5/30/2019	Mexican Peso	390,725,840	U.S. Dollar	20,000,000	518,017
B	5/20/2019	Norwegian Krone	229,000,000	Swedish Krona	250,663,400	127,835
A	5/02/2019	South Korean Won	56,374,850,000	U.S. Dollar	48,674,538	(410,702)
B	5/07/2019	Swedish Krona	162,998,000	Euro	15,500,000	(222,525)
B	5/22/2019	Swedish Krona	273,525,000	Norwegian Krone	250,000,000	(150,301)
B	5/08/2019	Turkish Lira	316,662,500	U.S. Dollar	55,000,000	(2,104,166)
A	5/03/2019	U.S. Dollar	25,174,258	Brazilian Real	99,320,000	—
A	5/21/2019	U.S. Dollar	12,000,000	Brazilian Real	46,785,000	88,588
A	5/28/2019	U.S. Dollar	41,400,000	Indian Rupee	2,918,174,000	(375,161)
A	7/08/2019	U.S. Dollar	45,500,000	Indian Rupee	3,181,542,000	241,715
B	5/07/2019	U.S. Dollar	38,200,000	Mexican Peso	740,321,577	(820,691)
B	5/30/2019	U.S. Dollar	37,000,000	Mexican Peso	718,768,327	(744,369)
C	5/28/2019	U.S. Dollar	34,500,000	Polish Zloty	132,043,000	(81,883)
B	5/14/2019	U.S. Dollar	31,400,000	South African Rand	453,441,120	(254,323)
A	5/02/2019	U.S. Dollar	49,000,000	South Korean Won	56,374,850,000	736,164
A	5/14/2019	U.S. Dollar	17,000,000	South Korean Won	19,452,250,000	288,358
B	5/08/2019	U.S. Dollar	25,000,000	Turkish Lira	148,045,000	270,315

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(5,962,171)

(a)	See Note 2.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Credit Default Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PROTECTION	PAY FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED (DEPRECIATION)
B	CDX.NA.HY.32	Buy	(5.000)%	Jun 20 2024	Quarterly	$211,100,000	$(17,272,393)	$(15,981,266)	$(1,291,127)
B	CDX.NA.IG.31	Buy	(1.000)%	Dec 20 2023	Quarterly	3,425,000	(77,481)	(57,060)	(20,421)
B	CDX.NA.IG.32	Buy	(1.000)%	Jun 20 2024	Quarterly	1,307,000,000	(27,914,104)	(26,605,461)	(1,308,643)

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$(2,620,191)

(a)	See Note 2.

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 19.60%	E	255,000	$286,009(b	)	$5,935

TOTAL EQUITY VARIANCE SWAPS SOLD					$5,935

EQUITY VARIANCE SWAPS PURCHASED
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 17.00%, received realized rate when spot is above 2,525.341	E	255,000	$286,009(b	)	$(2,981)

TOTAL EQUITY VARIANCE SWAPS PURCHASED					$(2,981)

(a)	See Note 2.
(b)	Notional value reflects variance notional multiplied by 100[2].

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Assets and Liabilities	April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,236,082,906
Unrealized appreciation on forward currency contracts	3,373,628
Unrealized appreciation on swap contracts	5,935
Cash at broker	695,859
Collateral held at custodian for written options	280,000
Collateral held at broker for written options	3,599,205
Collateral held at broker for credit default swaps	45,590,085
Collateral held at broker for futures	131,947
Foreign currencies held at custodian, at value(2)	1,171,823
Due from broker(3)	563,981
Receivable for fund shares sold	7,637,105
Receivable for forward currency contracts	543,993
Receivable for investments sold	4,511,331
Interest receivable	376,342
Other assets	814,948

Total assets	1,305,379,088

LIABILITIES:
Options written, at fair value(4)	$92,352,847
Unrealized depreciation on forward currency contracts	9,335,799
Unrealized depreciation on swap contracts	2,623,172
Swap premium received	42,643,787
Payable for investment securities purchased	1,790,699
Payable to Adviser	2,006,955
Payable for Chief Compliance Officer compensation	5,000
Payable to Custodian	22,592
Payable to Trustees	18,708
Accrued distribution and service fees	50,174
Accrued service fees	50,174
Other accrued expenses	806,781

Total liabilities	151,706,688

Total net assets	$1,153,672,400

NET ASSETS CONSIST OF:
Capital stock	$1,193,742,469
Total distributable earnings	(40,070,069)

Total net assets	$1,153,672,400

Net Assets	$1,153,672,400
Shares outstanding	125,424,982
Net asset value, offering and redemption price per share	$9.20

(1) Cost of Investments	$1,245,778,115
(2) Cost of foreign currencies	1,168,852
(3) Cost of foreign currencies due from broker	562,102
(4) Premiums received	80,726,301

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Operations	For the Period Ended April 30, 2019 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$17,835,804
Other income	259,271

Total investment income	18,095,075

EXPENSES
Advisory fees (See Note 4)	12,689,258
Compliance fees	842,572
Fund accounting and administration fees	646,360
Distribution and service fees (See Note 5)	317,231
Service fees	317,231
Legal fees	209,397
Transfer agency fees and expenses	109,398
Audit and tax related fees	71,972
Federal and state registration fees	59,035
Custody fees	42,476
Trustees fees and expenses	35,889
Chief Compliance Officer compensation	20,000
Other expenses	841,751

Total expenses	16,202,570

Net investment income	1,892,505

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,602,391
Foreign currency translation	(234,789)
Forward currency contracts	4,906,385
Futures contracts	(352,799,334)
Swap contracts	(150,443,825)
Written options	551,459,431
Net change in unrealized appreciation (depreciation) on:
Investments	(68,849,485)
Foreign currency translation	46,807
Forward currency contracts	(11,152,377)
Futures contracts	23,399,015
Swap contracts	13,272,048
Written options	(47,258,419)

Net realized and unrealized loss	(11,052,152)

Net decrease in net assets resulting from operations	$(9,159,647)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2019 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2018

OPERATIONS:
Net investment gain (loss)	$1,892,505	$(12,023,709)
Net realized gain (loss) on:
Investments	26,602,391	(147,103,823)
Foreign currency translation	(234,789)	(2,211,306)
Forward currency contracts	4,906,385	27,562,755
Futures contracts	(352,799,334)	(721,349,543)
Swap contracts	(150,443,825)	(67,676,134)
Written options	551,459,431	661,171,907
Net change in unrealized appreciation (depreciation) on:
Investments	(68,849,485)	102,502,523
Foreign currency translation	46,807	101,192
Forward currency contracts	(11,152,377)	2,679,647
Futures contracts	23,399,015	(30,547,447)
Swap contracts	13,272,048	(13,163,911)
Written options	(47,258,419)	75,828,781
Net decrease in net assets resulting from operations	(9,159,647)	(124,229,068)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	198,517,551
Total distributions	—	(198,517,551)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,636,446	395,211,050
Proceeds from shares issued to holders in reinvestment of dividends	—	164,300,398
Cost of shares redeemed	(291,648,372)	(434,917,802)
Net increase (decrease) in net assets from capital share transactions	(157,011,926)	124,593,646
Total decrease in net assets	(166,171,573)	(198,152,973)

NET ASSETS:
Beginning of year	1,319,843,973	1,517,996,946

End of year	$1,153,672,400	$1,319,843,973

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2019 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2018		YEAR ENDED OCTOBER 31, 2017		YEAR ENDED OCTOBER 31, 2016		PERIOD ENDED OCTOBER 31, 2015(1)

Per Share Data:
Net asset value, beginning of period	$9.26		$11.49		$10.70		$10.31		$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	0.01		(0.08)		(0.21)		(0.25)		(0.16)
Net realized and unrealized gains (losses)	(0.07)		(0.66)		1.56		0.87		0.47

Total from investment operations	(0.06)		(0.74)		1.35		0.62	(3)	0.31

Less distributions to shareholders
Dividends from net realized gains	—		(1.17)		(0.56)		(0.11)		—
Dividends from net investment income	—		(0.32)		—		(0.12)		—

Total distributions	—		(1.49)		(0.56)		(0.23)		—

Net asset value, end of period	$9.20		$9.26		$11.49		$10.70		$10.31

Total return(4)	(0.65	)%(5)	(7.62)%		13.27%		6.15%		3.10	%(5)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,153,672		$1,319,844		$1,517,997		$970,391		$695,009
Ratio of expenses to average net assets
(before expense waiver/recoupment)(6)	2.55	%(7)	2.59%		2.72%		2.80%		2.69	%(7)
Ratio of expenses to average net assets
(after expense waiver/recoupment)(6)	2.55	%(7)	2.60%		2.80%		2.68%		2.71	%(7)
Ratio of net investment loss to average net assets
(before expense waiver/recoupment)(6)	0.30	%(7)	(0.78)%		(1.87)%		(2.54)%		(2.63	)%(7)
Ratio of net investment loss to average net assets
(after expense waiver/recoupment)(6)	0.30	%(7)	(0.79)%		(1.95)%		(2.42)%		(2.65	)%(7)
Portfolio turnover rate	0	%(5)(8)	4,595	%(8)	9,837	%(8)	33,522	%(8)	1,361	%(5)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes increase from payments by affiliates of less than $0.01.
(4)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(5)	Not annualized.
(6)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(7)	Annualized.
(8)	Portfolio turnover rate excludes equity assignments.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2019, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25%, and are currently expected to be for 25%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by the estate of a shareholder who is deceased (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets (at the time of purchase) in its Subsidiary. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2019, the Subsidiary’s net assets were $279,251,967, which represented 21.4% of the Fund’s gross assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2019.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$12,298,434	$—	$12,298,434
Money Market Funds	207,724,732	—	—	207,724,732
U.S. Treasury Bills	—	1,016,059,740	—	1,016,059,740

Total Assets	$207,724,732	$1,028,358,174	$—	$1,236,082,906
Liabilities
Written Options	$46,394,458	$45,958,389	$—	$92,352,847

Total Liabilities	$46,394,458	$45,958,389	$—	$92,352,847
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$3,373,628	$—	$3,373,628
Unrealized depreciation on forward currency contracts	—	(9,335,799)	—	(9,335,799)
Unrealized appreciation on futures contracts	26,301,727	—	—	26,301,727
Unrealized depreciation on futures contracts	(1,753,245)	—	—	(1,753,245)
Unrealized appreciation on swap contracts	—	5,935	—	5,935
Unrealized depreciation on swap contracts	—	(2,623,172)	—	(2,623,172)

Total	$24,548,482	$(8,579,408)	$—	$15,969,074

*	Other financial instruments are derivatives, such as futures, forward currency and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2019. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund purchases and sells futures contracts and held futures contracts during the period ended April 30, 2019. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2019, was $929,113,019 for long contracts and $702,607,025 for short contracts.

Options — The Fund purchases and writes call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2019. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2019 was $211,363,311.

Forward Currency Contracts — The Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2019 was $1,961,774,531 for long contracts and $2,394,349,274 for short contracts.

Swaps

Correlation Swaps — The Fund enters into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended April 30, 2019 was $32,354 for short contracts.

Credit Default Swaps — The Fund enters into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur, and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended April 30, 2019 was $1,660,677,143 for contracts in which the Fund purchased protection and $752,180,714 for contracts in which the Fund sold protection.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

Volatility Swaps and Variance Swaps — The Fund enters into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of variance swaps held during the period ended April 30, 2019 was $289,094 for long contracts and $665,034 for short contracts. The Fund did not hold volatility swaps during the period ended April 30, 2019.

The tables below reflect the values of derivative assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Credit contracts	Investments, at fair value	$15,060
Equity contracts	Investments, at fair value	4,059,500
Foreign exchange contracts	Investments, at fair value	8,098,949
Volatility contracts	Investments, at fair value	124,925

Futures
Commodity contracts	Net assets—Unrealized appreciation*	4,622,338
Equity contracts	Net assets—Unrealized appreciation*	21,679,389

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	3,373,628

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,935

Total		$41,979,724

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$44,848,964
Credit contracts	Written options, at fair value	5,507,329
Equity contracts	Written options, at fair value	31,669,968
Foreign exchange contracts	Written options, at fair value	8,384,697
Interest rate contracts	Written options, at fair value	1,354,805
Volatility contracts	Written options, at fair value	587,084

Futures
Commodity contracts	Net assets—Unrealized depreciation*	1,103,748
Equity contracts	Net assets—Unrealized depreciation*	45,850
Foreign exchange contracts	Net assets—Unrealized depreciation*	520,725
Interest rate contracts	Net assets—Unrealized depreciation*	73,815
Volatility contracts	Net assets—Unrealized depreciation*	9,107

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	9,335,799

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	2,981
Credit contracts	Unrealized depreciation on swap contracts**	2,620,191

Total		$106,065,063

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the year ended April 30, 2019.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(217,125,674)	$(77,937)	$230,657,645	$—	$—	$13,454,034
Credit contracts	—	(75,275,725)	173,001,748	(150,455,076)	—	(52,729,053)
Equity contracts	(35,198,135)	145,020,689	(1,651,094)	11,251	—	108,182,711
Foreign exchange contracts	(48,261,781)	(43,878,867)	105,842,300	—	4,906,385	18,608,037
Interest rate contracts	(47,050,040)	—	38,014,470	—	—	(9,035,570)
Volatility contracts	(5,163,704)	357,230	5,594,362	—	—	787,888

	$(352,799,334)	$26,145,390	$551,459,431	$(150,443,825)	$4,906,385	$79,268,047

(1)	Amounts are included in realized gain (loss) on investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$3,247,842	$—	$(7,439,677)	$—	$—	$(4,191,835)
Credit contracts	—	5,938,110	(8,480,078)	13,285,937	—	10,743,969
Equity contracts	21,610,651	(70,806,429)	(44,421,063)	(13,889)	—	(93,630,730)
Foreign exchange contracts	(2,471,918)	(4,402,782)	9,458,432	—	(11,152,377)	(8,568,645)
Interest rate contracts	943,618	—	3,596,867	—	—	4,540,485
Volatility contracts	68,822	(1,389,419)	27,100	—	—	(1,293,497)

	$23,399,015	$(70,660,520)	$(47,258,419)	$13,272,048	$(11,152,377)	$(92,400,253)

(1)	Amounts are included in change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

(b) Offsetting on the Consolidated Statement of Assets and Liabilities The Fund is subject to netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the netting arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$3,373,628	$—	$3,373,628	$(2,937,494)		$436,134
Purchased Options	8,114,009	—	8,114,009	(8,114,009)	—	—
Swap Contracts	5,935	—	5,935	(2,981)	—	2,954
	$11,493,572	$—	$11,493,572	$(11,054,484)	$—	$439,088

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$9,335,799	$—	$9,335,799	$(2,937,494)	$(6,398,305)	$—
Written Options	13,350,724	—	13,350,724	(8,114,009)	(4,768,532)	468,183
Swap Contracts	2,981	—	2,981	(2,981)	—	—
	$22,689,504	$—	$22,689,504	$(11,054,484)	$(11,166,837)	$468,183

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/ accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(j) Counterparties The counterparties presented in the Consolidated Schedule of Investments are as follows: A: BNP Paribas, B: Morgan Stanley Capital Services LLC, C: Credit Suisse International, D: Bank of America Merrill Lynch, E: Goldman Sachs International, F: Barclays Bank PLC.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2018, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$(4,693,123)	$116,802,321	$(112,109,198)

These differences primarily relate to realized foreign currency gains/(losses), tax treatment of swap contracts, net operating losses, and income from Subsidiary.

As of October 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$1,479,525,920
Unrealized appreciation	224,401,763
Unrealized depreciation	(220,601,735)
Net unrealized appreciation	3,800,028
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(26,155,712)
Total distributable earnings	(26,155,712)
Other temporary differences	(8,554,738)
Total accumulated earnings	$(30,910,422)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to adjustments involving Subsidiary and investments in derivatives.

The tax character of distributions paid during the year ended October 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$148,744,633	$49,772,918	$—	$198,517,551

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$6,987,555	$44,588,215	$—	$51,575,770

At October 31, 2018, the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
All Asset Variance Risk Premium Fund	$(8,273,650)	$(17,882,062)	$(26,155,712)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

At October 31, 2018, the Fund deferred, on a tax basis, late year ordinary losses of $8,434,609. These losses are deemed to arise on November 1, 2018. Late year ordinary losses represent losses realized on investment transactions from January 1, 2018 through October 31, 2018 that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ended October 31, 2018, or for any other tax years which are open for exam. As of October 31, 2018, open tax years include the periods ended October 31, 2016, 2017 and 2018. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

Under an investment management agreement with a Subsidiary, the Adviser provides the Subsidiary with the same type of management services as the Adviser provides to the Fund in respect of the Fund’s exposure to commodity interests. To the extent the Adviser receives compensation for providing such services to the Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiary.

Through February 29, 2020, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses; judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup such expenses beyond three years from the end of the month in which the Adviser waived a fee or reimbursed an expense. The Adviser has recovered all previously waived or reimbursed fees or expenses as of April 30, 2019.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries, at an annual rate of 0.05%, in each case calculated as a percentage of the Fund’s average daily net assets. (Under the prior Services Agreement, the servicing fees were paid at an annual rate of 0.10% of the Fund’s average daily net assets.) These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2019, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $41,967,772 and $50,418,935, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2019.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2019	YEAR ENDED OCTOBER 31, 2018
Shares sold	14,888,919	40,378,003
Shares issued to holders in reinvestment of dividends	0	16,155,398
Shares repurchased	(32,036,252)	(46,037,621)
Net increase (decrease) in shares	(17,147,333)	10,495,780
Shares outstanding:
Beginning of period	142,572,315	132,076,535
End of period	125,424,982	142,572,315

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 4, 2019(1)	15,115,323	15,119,216
April 12, 2019(1)	14,097,530	16,917,036

(1)

In connection with the Repurchase Request Deadlines on January 4, 2019 and April 12, 2019, the Fund repurchased an additional amount, less than 0.01% and 2.00% respectively, of the shares outstanding on the relevant Repurchase Request Deadline in order to accommodate shareholder repurchase requests.

9. Line of Credit

As of April 30, 2019, the Fund, together with eight series of Stone Ridge Trust advised by the Adviser, had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line is not secured by the Fund’s assets and has a maximum withdrawal capacity of the lesser of 5% of the net assets of the Fund or $50,000,000 less any loans outstanding with any of the eight series of funds in Stone Ridge Trust in excess of $25,000,000. The Line has a one-year term which runs through October 29, 2019 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2019, the Fund did not draw on the Line.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$993.50	$12.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.15	$12.72

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2018 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended October 31, 2018 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	58.44%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) for the fiscal year ended October 31, 2018 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	4.90%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2018. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders year-end tax reporting and was made available in February 2019. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge, upon request on the SEC’s website, www.sec.gov or by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b)

under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust III

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

By (Signature and Title)*
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 6/28/19

*	Print the name and title of each signing officer under his or her signature.